COMMON STOCK AND STOCK INCENTIVE PLANS (Stock Award and Stock Option Activity - Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted stock awards [Member]
Stock-based awards
Ratio for grant of stock awards that is deducted from the shares available for grant	1
Fair value of restricted stock awards vested	$ 1.9	$ 1.9	$ 3.9
2006 Equity Incentive Plan [Member]
Stock-based awards
Number of ordinary shares available for issuance pursuant to future grants	879,021	1,355,278	1,706,901